FINANCIAL ASSETS AND LIABILITIES - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Long-term debt and other debts | Amortized cost | Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 110,673,348	$ 13,077,670
SIF and IQ Loan | Amortized cost | Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	16,571,800
SIF and IQ Loan | FVTPL | Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 15,026,548
Share price
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis, increase in share price	5.00%
Sensitivity analysis, decrease in share price	5.00%
Increase or decrease in share price	(5.00%)
Warrant | Share price
Disclosure of detailed information about financial instruments [line items]
Impact of 5% increase (decrease) in value of share price	$ (398,992)	5,813,251
Impact of 5% decrease in value of share price	(374,263)	(5,659,857)
Warrant | Warrant Price
Disclosure of detailed information about financial instruments [line items]
Impact of 5% increase (decrease) in value of share price	$ 1,007,825	$ 2,181,388